Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Commitments - Future Minimum Payments [Abstract]
2013	$ 14,262
2014	13,952
2015	13,953
2016	12,936
2017	12,709
Thereafter	162,331
Total minimum annual payments under all noncancelable operating leases	$ 230,143